Consolidated Balance Sheets ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Current assets:
Cash and cash equivalents	₨ 381,590.1	$ 5,034.7	₨ 317,000.1
Short-term deposits	20,375.8	268.8	143,460.0
Finance receivables	220,953.5	2,915.2	178,680.9
Trade receivables	124,421.2	1,641.6	126,790.8
Investments	227,092.2	2,996.2	190,511.8
Other financial assets	59,443.5	784.3	77,701.6
Inventories	352,446.0	4,650.1	360,865.0
Other current assets	75,665.7	998.3	62,988.2
Current income tax assets	2,598.4	34.3	8,653.1
Assets classified as held for sale	4,957.0	65.4	2,208.0
Total current assets	1,469,543.4	19,388.9	1,468,859.5
Non-current assets:
Finance receivables	111,358.6	1,469.3	168,468.2
Investments	23,209.2	306.2	13,683.0
Other financial assets	60,228.4	794.6	70,185.7
Property, plant and equipment	789,133.7	10,411.8	823,040.8
Right of use assets	66,860.4	882.2	64,906.8
Goodwill	8,071.7	106.5	8,037.2
Intangible assets	546,811.7	7,214.6	614,483.3
Investments in equity accounted investees	43,493.9	573.9	42,007.9
Non-current income tax assets	11,967.9	157.9	10,033.0
Deferred income taxes	38,708.7	510.7	45,203.5
Other non-current assets	54,215.1	715.3	13,885.5
Total non-current assets	1,754,059.3	23,143.0	1,873,934.9
Total assets	3,223,602.7	42,531.9	3,342,794.4
Current liabilities:
Accounts payable	649,452.8	8,568.8	739,739.6
Acceptances	97,799.5	1,290.4	78,603.1
Short-term borrowings and current portion of long-term debt	419,178.7	5,530.6	427,917.4
Other financial liabilities	102,549.4	1,353.0	87,457.9
Provisions	107,664.6	1,420.5	128,481.8
Other current liabilities	108,242.0	1,428.1	97,164.6
Current income tax liabilities	12,538.5	165.4	10,864.4
Liabilities directly associated with Assets held-for-sale	31.2	0.4
Total current liabilities	1,497,456.7	19,757.2	1,570,228.8
Non-current liabilities:
Long-term debt	977,483.5	12,896.9	931,019.7
Other financial liabilities	112,968.6	1,490.5	79,684.1
Deferred income taxes	15,584.4	205.6	15,558.9
Provisions	129,558.9	1,709.5	136,067.5
Other liabilities	49,986.0	659.5	91,099.6
Total non-current liabilities	1,285,581.4	16,962.0	1,253,429.8
Total liabilities	2,783,038.1	36,719.2	2,823,658.6
Equity:
Additional paid-in capital	214,138.2	2,825.3	325,572.1
Reserves	134,538.8	1,775.1	74,667.6
Other components of equity	41,420.2	546.5	95,405.1
Equity attributable to shareholders of Tata Motors Limited	397,756.0	5,247.9	503,302.9
Non-controlling interests	42,808.6	564.8	15,832.9
Total equity	440,564.6	5,812.7	519,135.8
Total liabilities and equity	3,223,602.7	42,531.9	3,342,794.4
Ordinary shares [Member]
Equity:
Ordinary shares	6,641.8	87.6	6,641.1
'A' Ordinary shares [Member]
Equity:
Ordinary shares	₨ 1,017.0	$ 13.4	₨ 1,017.0